Stock-Based Compensation - Summary of 2021 Plan Pool of Shares (Details) - 2021 Omnibus Incentive Plan	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum allowed for issuance (in shares)	19,952,329
Award granted (in shares)	1,238,683
Award forfeited (in shares)	0
Available for future awards (in shares)	18,713,646
Awards vested (in shares)	0